Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Details
Increase (Decrease) in the valuation allowance	$ (3,506,799)	$ 4,796,837
Net operating loss carry forwards	$ 8,853,000